23 Post-employment Benefits	12 Months Ended
Dec. 31, 2020
Post-employment Benefits
Post-employment Benefits
23	Post-employment Benefits

The Company sponsors private retirement and pension plans (Unified Plan and Plan III) and Healthcare Plan for medical and dental care ("ProSaúde II" and "ProSaúde III" Plans) for their active employees and their legal dependents. The lifetime sponsorship of the Healthcare Plan for retirees, pensioners and legal dependents is only applied to "Prosaúde II" plan participants. Fundação Copel de Previdência e Assistência is the entity that manages these plans.

On March 17, 2021, the Board of Directors approved the signing of assistance agreements for maintaining the Prosaúde II and Prosaúde III plans, managed by Fundação Copel.

23.1	Pension plan

The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.

The Plan III is a Variable Contribution plan - CV, being the only plan available for new participants.

23.2	Healthcare Plan

The Company allocate resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in "ProSaúde II" and "ProSaúde III" Plans' regulations. Coverage includes periodic medical exams in both plans and is extended to all retirees and pensioners for life only in the "ProSaúde II" plan.

23.3	Balance sheet and statement of income

Amounts recognized in liabilities, under Post-employment benefits, are summarized below:

	12.31.2020	12.31.2019
Pension plans	1,124	1,537
Healthcare plans	1,492,490	1,193,399
	1,493,614	1,194,936
Current	69,231	66,004
Noncurrent	1,424,383	1,128,932

The increase in the balance is due to the actuarial assessment of the future benefits of the Health Plan II due to the increase in the projected medical costs, impact of the discount rate and inflation, as well as an increase in the Aging Factor between the retirement age and the last range of participants above 80 years old.

Amounts recognized in the statement of income are shown below:

	12.31.2020	12.31.2019	12.31.2018
Employees
Pension plans	57,977	60,754	67,457
Healthcare plan - post employment	94,349	99,577	97,866
Healthcare plan - active employees	75,192	76,454	76,702
	227,518	236,785	242,025
Management
Pension plans	977	1,450	1,598
Healthcare plan	139	91	127
	1,116	1,541	1,725
	228,634	238,326	243,750
23.4	Changes in post-employment benefits

Balance as of January 1, 2019	968,763
Appropriation of actuarial calculation	99,578
Appropriation of pension and healthcare contributions	138,974
Adjustment related to actuarial gains (loss)	186,628
Amortizations	(199,007)
Balance as of December 31, 2019	1,194,936
Appropriation of actuarial calculation	94,349
Appropriation of pension and healthcare contributions	130,129
Adjustment related to actuarial gains	271,343
Amortizations	(197,143)
Balance as of December 31, 2020	1,493,614
23.5	Actuarial valuation in accordance with IAS 19
23.5.1	Actuarial assumptions

The actuarial assumptions used to determine the amounts of liabilities and costs for 2020 and 2019 are shown below:

		2020		2019
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	4.00%	-	2.90%
Expected rate of discount/return p.y.
Unified Plan - Defined Benefit	2.85%	6.96%	3.05%	6.04%
Unified Plan - Balance	3.20%	7.33%	3.20%	6.19%
Plan III	3.40%	7.54%	3.20%	6.19%
Assistance Plan	3.20%	7.33%	3.30%	6.30%
Salary growth
Unified Plan p.y.	0.00%	4.00%	1.00%	3.93%
Plan III p.y.	1.00%	5.04%	1.00%	3.93%
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927
23.5.2	Number of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Number of active participants	22	27	7,401	7,647	6,546	6,963
Number of Inactive participants	4,274	4,337	4,633	4,324	9,032	8,433
Number of dependent people	-	-	-	-	21,716	22,183
Total	4,296	4,364	12,034	11,971	37,294	37,579
23.5.3	Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

	Unified Plan	Plan III
As of 12.31.2020
Retired participants	12.38	23.16
Pensioner participants	14.07	24.98
As of 12.31.2019
Retired participants	13.13	25.84
Pensioner participants	8.40	25.84

The average age of inactive participants of the healthcare and pension plans of the Company is 68.1 and 67.2 years, respectively.

23.5.4	Actuarial evaluation

Based on the revision of the assumptions, the amounts of the Unified Plan and Plan III as of December 31, 2020 totaled surplus of R$ 807,444 and R$ 285,057, respectively and surplus of R$ 908,294 and R$ 91,218, respectively as of December 31, 2019. Applicable ruling legislation does not allow any significant reduction in contributions or refunds to the Company based on the current surplus of these plans. For this reason, the Company did not record assets in its balance sheet as of December 31, 2020, reflecting any right to reduce contributions, refund of surplus or other amounts.

	Unified Plan	Plan III	Assistance Plan	12.31.2020	12.31.2019
Total liabilities or partially covered	6,760,824	3,344,723	1,714,638	11,820,185	11,074,608
Fair value of the plan assets	(7,568,268)	(3,629,780)	(222,148)	(11,420,196)	(10,880,721)
Plan coverage status	(807,444)	(285,057)	1,492,490	399,989	193,887
Unrecognized asset	807,444	285,057	-	1,092,501	999,512
	-	-	1,492,490	1,492,490	1,193,399

The Company adjusted their assistance liabilities through the actuarial report issued on December 31, 2020, as presented in the Statements of Comprehensive Income.

23.5.5	Changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2018	5,352,894	1,734,568	1,035,957
Cost of services	589	9,604	11,633
Cost of interest	533,201	195,991	102,916
Benefits paid	(414,256)	(133,281)	(7)
Actuarial (gain) losses	442,336	338,779	(9,894)
Present value of net actuarial obligations as of December 31, 2018	5,914,764	2,145,661	1,140,605
Cost of services	560	4,098	14,306
Cost of interest	477,732	128,075	106,004
Benefits paid	(435,454)	(174,427)	(30)
Actuarial (gain) losses	680,860	943,129	128,725
Present value of net actuarial obligations as of December 31, 2019	6,638,462	3,046,536	1,389,610
Cost of services	578	2,018	20,854
Cost of interest	405,371	183,866	85,561
Benefits paid	(456,151)	(203,342)	(74)
Actuarial (gain) losses	172,564	315,645	218,687
Present value of net actuarial obligations as of December 31, 2020	6,760,824	3,344,723	1,714,638
23.5.6	Changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2018	5,834,572	1,821,055	170,923
Return estimated for assets	593,572	230,703	16,579
Contributions and distributions	24,011	9,184	-
Benefits paid	(414,256)	(133,281)	-
Actuarial gain (losses)	252,942	250,575	(14,511)
Fair value of the Plan's assets as of December 31, 2018	6,290,841	2,178,236	172,991
Return estimated for assets	685,685	337,476	51,541
Contributions and distributions	23,851	4,185	-
Benefits paid	(435,454)	(174,427)	-
Actuarial gain (losses)	981,833	792,284	(28,321)
Fair value of the Plan's assets as of December 31, 2019	7,546,756	3,137,754	196,211
Return estimated for assets	607,252	224,591	16,474
Contributions and distributions	23,919	136,708	-
Benefits paid	(456,151)	(203,341)	-
Actuarial gain (losses)	(153,508)	334,068	9,463
Fair value of the Plan's assets as of December 31, 2020	7,568,268	3,629,780	222,148
23.5.7	Estimated costs

 The estimated net periodic plan costs (gains) for 2021 for each plan are shown below:

	Unified Plan	Plan III	Assistance Plan
Cost of current service	388	4,010	7,368
Estimated cost of interest	481,656	246,255	125,133
Expected return on plan assets	(530,144)	(245,291)	(15,994)
Expected employee contributions	(136)	(2,003)	-
Costs (income or loss)	(48,236)	2,971	116,507
23.5.8	Sensitivity Analysis

The following tables set out a sensitivity analysis, which shows the effect of a one percent increase or decrease in the assumed care costs, in the aggregate of the cost of service and cost of interest components and the accumulated post-employment benefit obligation.

	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(514,571)	521,397
Impacts on the obligations of healthcare program	(130,084)	138,601
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	116,165	(112,757)
Impact on cost of service for the following financial year of healthcare program	492	(478)
Sensitivity of the service cost
Impacts on the obligations of the pension	29	(30)
Impacts on the obligations of healthcare program	572	(586)
23.5.9	Benefits payable

The estimated benefits to be paid by the Company in the next five years and the total benefits for the following fiscal years are shown below:

	Unified Plan	Plan III	Assistance Plan	Total
2021	589,819	179,251	89,842	858,912
2022	572,875	173,696	92,409	838,980
2023	555,705	167,961	91,572	815,238
2024	538,812	162,277	89,509	790,598
2025	522,208	156,810	87,372	766,390
2026 a 2050	5,119,047	2,119,296	1,010,411	8,248,754
23.5.10	Asset allocation and investment strategy

The asset allocation for the Company pension and healthcare plans at the end of 2020 and the allocation goal for 2021, by asset category, are shown below:

	Goal for 2021 (*)	2020
Fixed income	69.6%	70.4%
Variable income	7.2%	9.1%
Loans	1.6%	1.6%
Real estate	5.8%	7.2%
Investment structuring	10.5%	8.9%
Investments abroad	5.3%	2.8%
	100.0%	100.0%
(*) Target based on the total investment of each plan.

In addition, information on the allocation of assets of pension plans sponsored by the Company:

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	86.5%	55.0%	51.0%	23.0%
Variable income	5.0%	1.0%	14.0%	8.0%
Loans	0.5%	0.0%	3.0%	1.0%
Real estate	5.0%	1.0%	10.0%	0.0%
Investment structuring	3.0%	0.0%	16.0%	0.0%
Investments abroad	0.0%	0.0%	6.0%	0.0%
(*) Target 2020.
Management of Fundação Copel decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.
23.5.11	Additional information

The Company made contributions to Plan III (variable contribution plan) for all active employees at December 31, 2020 and 2019, in the amounts of R$ 67,515 and R$70,564, respectively.